Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date		rr_ProspectusDate	Jan. 01, 2015
WisdomTree Australia & New Zealand Debt Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	WisdomTree Australia & New Zealand Debt Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The WisdomTree Australia & New Zealand Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	27.00%
Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund.
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]		rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective through investment in bonds and other debt instruments (“Debt Securities”) denominated in Australian or New Zealand dollars. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Debt Securities. For these purposes, Debt Securities include fixed income securities, such as bonds, notes or other debt obligations, denominated in Australian or New Zealand dollars, as well as certain derivatives and other instruments described herein. The Fund is an actively managed exchange traded fund (“ETF”).

The Fund intends to focus its investments on Debt Securities denominated in Australian and New Zealand dollars issued by governments (national, state and local), government agencies and instrumentalities, government-sponsored enterprises and supranational organizations. For these purposes, “supranational organizations” include entities such as the European Investment Bank, International Bank for Reconstruction and Development, International Finance Corporation, and other regional development banks. The Fund also may invest in Debt Securities of corporate issuers, although this is not expected to be a focus of the Fund.

The Fund is designed to provide broad exposure to Debt Securities of issuers in Australia and New Zealand. The Fund uses a structured investment approach to allocate its investments between countries (Australia and New Zealand) and sectors (government debt, semi-government debt, supranational organizations). “Government debt” refers to Debt Securities issued by the Commonwealth of Australia or New Zealand and its various agencies, instrumentalities and government-sponsored enterprises. “Semi-government debt” refers to Debt Securities issued by the local, state and territory governments of Australia typically to finance local infrastructure and operations. As noted, “supranational organizations” include entities such as the International Bank for Reconstruction and Development and other regional development banks. The Fund’s exposure to Australia and New Zealand is based on the relative gross domestic product, or “GDP,” of each country. Since Australia’s economy is much larger than New Zealand’s, the Fund’s exposure to Australia generally will be higher than its exposure to New Zealand. The Fund invests in three “sectors”: government debt, semi-government debt and debt of supranational organizations. For purposes of this sector analysis, corporate issuers are included within the category of supranational organizations. The Fund’s exposure to each sector is assessed relative to an equal-weighted baseline (e.g., 1/3 each). Sector exposures may be tilted within a narrow range around this baseline in order to take advantage of potential opportunities to enhance risk-adjusted return. The Fund’s exposures to each country, sector and individual issuer are monitored. The percentage of the Fund’s assets invested in a specific country, sector or issuer may change, depending on market conditions, as agreed upon by the investment adviser and investment sub-adviser.

The universe of Debt Securities in which the Fund may invest includes securities that are rated “investment grade” as well as “non-investment grade” (commonly referred to as “junk bonds”). Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between two and eight years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in local currencies.

The Fund may invest up to 20% of its net assets in derivatives such as forward currency contracts and swaps. The Fund’s use of forward contracts and swaps will be underpinned by investments in cash or other liquid assets (typically, short-term, high-quality U.S. money market securities) and is designed to provide exposure similar to investments in locally denominated debt. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate but also may be a single asset, a pool of assets or an index of assets. The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Assets not invested in locally denominated debt generally will be invested in U.S. government securities and investment grade money market instruments. The Fund may invest up to 20% of its assets in debt instruments denominated in U.S. dollars issued by the Australian or New Zealand government, government agencies, corporations, regional development banks and supranational issuers.

			The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior written notice of any change to this policy for the Fund.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives.

For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”
  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
  Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.
  Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.
  Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
  Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.
  Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in Australian and New Zealand dollars, or in securities that provide exposure to Australian and New Zealand dollars, currency exchange rates or interest rates denominated in Australian and New Zealand dollars. Changes in currency exchange rates and the relative value of Australian and New Zealand dollars will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
  Derivatives Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.
  Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such securities and instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.
  Geographic Concentration in Australia and New Zealand. Because the Fund concentrates its investments in Australia and New Zealand, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within these countries and to be more volatile than the performance of more geographically diversified funds. The economies of Australia and New Zealand are both heavily dependent on the demand for commodity exports, including agricultural products. As a result, both economies are particularly vulnerable to international commodity prices and global economic slowdowns. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
  Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the Australia and New Zealand and world economies and markets generally, each of which may negatively impact the Fund’s investments.
  High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.
  Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.
  Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.
  Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
  Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Risk Lose Money [Text]		rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations (i.e., commenced secondary market trading). The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the Citigroup Australian Broad Investment-Grade (AusBIG) Bond Index (USD), a relevant broad-based securities index, and the Spliced Australia & New Zealand Debt Composite. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

			The Fund’s name and objective changed effective October 25, 2011. Fund performance prior to October 25, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Dreyfus New Zealand Dollar Fund and focused on short-term, New Zealand dollar-denominated money market instruments.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations (i.e., commenced secondary market trading).
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return as of September 30, 2014 was 1.50%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.19%	2Q/2009
Lowest Return	(11.62)%	2Q/2013

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2013
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
WisdomTree Australia & New Zealand Debt Fund | WisdomTree Australia & New Zealand Debt Fund
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fees		rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.45%
1 Year		rr_ExpenseExampleYear01	$ 46
3 Years		rr_ExpenseExampleYear03	144
5 Years		rr_ExpenseExampleYear05	252
10 Years		rr_ExpenseExampleYear10	$ 567
2009		rr_AnnualReturn2009	27.49%
2010		rr_AnnualReturn2010	9.94%
2011		rr_AnnualReturn2011	5.09%
2012		rr_AnnualReturn2012	8.14%
2013		rr_AnnualReturn2013	(11.23%)
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.50%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	14.19%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(11.62%)
1 Year	[2]	rr_AverageAnnualReturnYear01	(11.23%)
5 Years	[2]	rr_AverageAnnualReturnYear05	7.17%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	[2]	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2008
WisdomTree Australia & New Zealand Debt Fund | Return After Taxes on Distributions | WisdomTree Australia & New Zealand Debt Fund
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(12.03%)
5 Years		rr_AverageAnnualReturnYear05	5.39%
Since Inception		rr_AverageAnnualReturnSinceInception	0.68%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 25, 2008
WisdomTree Australia & New Zealand Debt Fund | Return After Taxes on Distributions and Sale of Fund Shares | WisdomTree Australia & New Zealand Debt Fund
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(6.32%)
5 Years		rr_AverageAnnualReturnYear05	5.56%
Since Inception		rr_AverageAnnualReturnSinceInception	1.66%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 25, 2008
WisdomTree Australia & New Zealand Debt Fund | Citigroup Australian Broad Investment-Grade (AusBIG) Bond Index (USD) (Reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(12.23%)
5 Years		rr_AverageAnnualReturnYear05	5.96%
Since Inception		rr_AverageAnnualReturnSinceInception	6.38%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 25, 2008
WisdomTree Australia & New Zealand Debt Fund | Spliced Australia & New Zealand Debt Composite (Reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[3]	rr_AverageAnnualReturnYear01	(10.26%)
5 Years	[3]	rr_AverageAnnualReturnYear05	8.34%
Since Inception	[3]	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	[3]	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2008

[1]	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal year.
[2]	Based on NAV
[3]	Reflects performance of the BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index through October 24, 2011 and, thereafter, an 80% / 20% weighted exposure to the local currency bond markets of Australia and New Zealand, respectively. Performance for Australia is proxied by the total returns of the Citigroup Australian Broad Investment-Grade Bond Index. Performance for the New Zealand bond market is proxied by the JP Morgan New Zealand Government Bond Index. Country exposures are rebalanced back to target weighting quarterly.